RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS - Research (Details)		1 Months Ended				3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Nov. 30, 2020 USD ($)	Jul. 31, 2018	Jul. 31, 2018 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Research and development						$ 726,694	$ 239,280	$ 1,314,263	$ 296,068
Accrued expenses	$ 1,864,794					1,864,794		1,864,794			$ 1,685,409
Other income							(3,360,653)	493,237	(6,462,763)
Prepaid R&D costs	552,159					552,159		552,159			329,033
Gain on reduction in liability								416,000
Research and consulting agreement | Polytherapeutics
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Monthly payments													$ 20,833
Total amount of agreement													$ 666,667
Research and consulting agreement | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Number of agreements				3
Number of options to pay				2	270,000
Option 1, equity payment (as a percent)				0.50%
Option 1, cash payment (as a percent)				0.50%
Option 2, cash payment discount (as a percent)				20.00%
Research and development						0	0	0	0
Research and consulting agreement | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Initial expenses	77,000					77,000		77,000
Research and consulting agreement | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Research and development						309,000	0	480,000	0
Research and consulting agreement | Scleroderma
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement										$ 610,000
Prepaid R&D costs										$ 220,000
Consulting agreements | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement												$ 250,000
Consulting agreements | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement			$ 4,400,000
Initial term			3 years
Written termination notice period			90 days
Consulting agreements | Investor Relations firm
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Monthly payments	14,000					14,000		14,000
Accrued expenses											$ 584,000
Other income		$ 416,000
Gain on reduction in liability	$ 140,000	$ 168,000
Consulting fees						$ 28,000	$ 42,000	$ 28,000	$ 42,000